Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 18,772	$ 16,045	$ 14,692	$ 19,404	$ 13,358	$ 12,046	$ 14,327	$ 10,867	$ 9,506	$ 9,873	$ 10,000
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 18,802	16,040	14,694	19,404	13,358	12,046	14,327	10,867	9,506	9,873	10,000
Columbia Integrated Small Cap Growth Fund - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 17,284	14,778	13,572	17,960	12,399	11,211	13,366	10,161	8,914	9,281	9,424
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell® 2000 Growth Index
Account Value	$ 22,006	18,701	17,514	23,433	17,280	14,734	16,559	12,668	10,884	10,511	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell® 3000 Index
Account Value	$ 32,071	$ 25,424	$ 22,155	$ 25,548	$ 19,203	$ 15,813	$ 15,608	$ 12,980	$ 11,184	$ 10,036	$ 10,000